John Hancock
U.S. Quality Growth Fund
Quarterly portfolio holdings 6/30/2020

Fund’s investments
As of 6-30-20 (unaudited)
	Shares	Value
Common stocks 99.6%		$1,210,238,329
(Cost $848,006,891)
Communication services 14.9%		180,538,892
Entertainment 2.4%
Netflix, Inc. (A)	63,346	28,824,964
Interactive media and services 11.0%
Alphabet, Inc., Class A (A)	41,959	59,499,960
Facebook, Inc., Class A (A)	262,089	59,512,549
Match Group, Inc. (A)	139,821	14,967,838
Media 1.5%
Charter Communications, Inc., Class A (A)(B)	34,769	17,733,581
Consumer discretionary 11.6%		141,156,640
Internet and direct marketing retail 6.8%
Amazon.com, Inc. (A)	29,807	82,232,148
Specialty retail 4.8%
Ross Stores, Inc.	167,476	14,275,654
The Home Depot, Inc.	107,916	27,034,037
The TJX Companies, Inc.	348,394	17,614,801
Financials 5.8%		70,355,365
Capital markets 4.6%
Ares Management Corp., Class A	392,067	15,565,060
BlackRock, Inc.	22,973	12,499,380
LPL Financial Holdings, Inc.	174,119	13,650,930
The Blackstone Group, Inc., Class A	241,603	13,689,226
Insurance 1.2%
The Progressive Corp.	186,628	14,950,769
Health care 13.6%		165,157,809
Biotechnology 1.6%
Vertex Pharmaceuticals, Inc. (A)	65,740	19,084,979
Health care equipment and supplies 2.3%
Baxter International, Inc.	167,254	14,400,569
Danaher Corp.	77,150	13,642,435
Health care providers and services 5.1%
Anthem, Inc.	53,015	13,941,885
Humana, Inc.	36,062	13,983,041
UnitedHealth Group, Inc.	117,202	34,568,730
Life sciences tools and services 1.1%
Agilent Technologies, Inc.	147,080	12,997,460
Pharmaceuticals 3.5%
Eli Lilly & Company	154,363	25,343,317
Johnson & Johnson	122,274	17,195,393
Industrials 3.9%		47,897,747
Aerospace and defense 1.6%
Lockheed Martin Corp.	54,532	19,899,817
Professional services 2.3%
Equifax, Inc.	82,554	14,189,382
TransUnion	158,646	13,808,548
2	JOHN HANCOCK U.S. QUALITY GROWTH FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Information technology 46.9%		$570,505,165
Electronic equipment, instruments and components 1.2%
CDW Corp.	129,898	15,091,550
IT services 15.8%
Accenture PLC, Class A	112,909	24,243,820
Exela Technologies, Inc., PIPE (A)(C)	111,723	57,273
Fidelity National Information Services, Inc.	110,832	14,861,463
FleetCor Technologies, Inc. (A)	68,905	17,331,675
Global Payments, Inc.	97,899	16,605,628
GoDaddy, Inc., Class A (A)	176,645	12,953,378
Mastercard, Inc., Class A	117,947	34,876,928
PayPal Holdings, Inc. (A)	172,512	30,056,766
Visa, Inc., Class A (B)	210,449	40,652,433
Semiconductors and semiconductor equipment 5.2%
KLA Corp.	78,022	15,173,719
Marvell Technology Group, Ltd.	435,324	15,262,459
Teradyne, Inc. (B)	175,672	14,846,041
Texas Instruments, Inc.	145,343	18,454,201
Software 16.2%
Adobe, Inc. (A)	78,898	34,345,088
Intuit, Inc.	62,546	18,525,500
Microsoft Corp.	581,405	118,321,729
salesforce.com, Inc. (A)	138,516	25,948,202
Technology hardware, storage and peripherals 8.5%
Apple, Inc.	282,065	102,897,312
Materials 1.1%		12,742,593
Chemicals 1.1%
FMC Corp.	127,912	12,742,593
Real estate 1.8%		21,884,118
Equity real estate investment trusts 1.8%
American Tower Corp.	84,645	21,884,118

	Yield (%)	Shares	Value
Short-term investments 2.9%			$35,559,368
(Cost $35,559,512)
Short-term funds 2.9%			35,559,368
John Hancock Collateral Trust (D)	0.2429(E)	3,161,374	31,649,459
State Street Institutional U.S. Government Money Market Fund, Premier Class	0.1158(E)	3,909,909	3,909,909

Total investments (Cost $883,566,403) 102.5%	$1,245,797,697
Other assets and liabilities, net (2.5%)	(30,244,323)
Total net assets 100.0%	$1,215,553,374

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
PIPE	Private Investment in Public Equity
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 6-30-20. The value of securities on loan amounted to $30,921,484.
(C)	Restricted security as to resale, excluding 144A securities. For more information on this security refer to the Notes to fund's investments.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(E)	The rate shown is the annualized seven-day yield as of 6-30-20.
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK U.S. QUALITY GROWTH FUND	3

Notes to Fund's investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of June 30, 2020, by major security category or type:
	Total value at 6-30-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Communication services	$180,538,892	$180,538,892	—	—
Consumer discretionary	141,156,640	141,156,640	—	—
Financials	70,355,365	70,355,365	—	—
Health care	165,157,809	165,157,809	—	—
Industrials	47,897,747	47,897,747	—	—
Information technology	570,505,165	570,447,892	$57,273	—
Materials	12,742,593	12,742,593	—	—
Real estate	21,884,118	21,884,118	—	—
Short-term investments	35,559,368	35,559,368	—	—
Total investments in securities	$1,245,797,697	$1,245,740,424	$57,273	—
Restricted securities. The fund may hold restricted securities which are restricted as to resale and the fund has limited rights to registration under the Securities Act of 1933. Disposal may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. The following table summarizes the restricted securities held at June 30, 2020:
Issuer, Description	Original acquisition date	Acquisition cost	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Value as a percentage of net assets	Ending value
Exela Technologies, Inc., PIPE	3-31-20	$4,726,919	111,723	—	—	111,723	0.0%*	$57,273

*	Less than 0.05%.
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund's fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
4	|

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	3,161,374	—	$104,646,623	$(72,997,632)	$612	$(144)	$2,729	—	$31,649,459
For additional information on the fund's significant accounting policies and risks, please refer to the fund's most recent semiannual or annual shareholder report and prospectus.
|	5